Shareholders' Equity (Details) - Schedule of stock options activity - Employee Stock [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Shareholders' Equity (Details) - Schedule of stock options activity [Line Items]
Number of options, Outstanding, Beginning balance | shares	381,910
Weighted average exercise price, Outstanding, Beginning balance | $ / shares	$ 14.62
Weighted average remaining contractual term (in years), Outstanding, Beginning balance	1 year 7 months 20 days
Aggregate intrinsic value, Outstanding, Beginning balance | $
Number of options, Outstanding, Ending balance | shares	305,839
Weighted average exercise price, Outstanding, Ending balance | $ / shares	$ 14.21
Weighted average remaining contractual term (in years), Outstanding, Ending balance	1 year 3 months 29 days
Aggregate intrinsic value, Outstanding, Ending balance | $	$ 98
Number of options, Granted | shares	35,100
Weighted average exercise price, Granted | $ / shares	$ 7.60
Number of options, Exercised | shares
Weighted average exercise price, Exercised | $ / shares
Number of options, Expired and forfeited | shares	(111,171)
Weighted average exercise price, Expired and forfeited | $ / shares	$ 13.52
Number of options, Outstanding, Vested and expected to vest | shares	305,839
Weighted average exercise price, Vested and expected to vest | $ / shares	$ 14.21
Weighted average remaining contractual term (in years), Vested and expected to vest	1 year 3 months 29 days
Aggregate intrinsic value, Vested and expected to vest | $	$ 98
Number of options, Exercisable | shares	247,741
Weighted average exercise price, Exercisable as of December 31, 2019 | $ / shares	$ 14.44
Weighted average remaining contractual term (in years), Exercisable	11 months 4 days
Aggregate intrinsic value, Exercisable | $	$ 14